Lease (Details) - Schedule of Balance Sheet Information Related to Leases	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Operating lease:
Operating lease right-of-use assets			$ 353,807	$ 755,870
Current operating lease obligation			370,181	384,985
Noncurrent operating lease obligation				370,181
Total operating lease obligation			$ 370,181	$ 755,166
Weighted average remaining lease term (in years):
Operating lease			11 months 4 days	1 year 10 months 24 days
Weighted average discount rate:
Operating lease			5.00%	5.00%